Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | Class K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K (without sales charge)
Average Annual Return, Percent	3.48%	11.18%	10.35%
Dow Jones Islamic Market World Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market World Index TR
Average Annual Return, Percent	8.81%	12.05%	10.48%